Consolidated Schedule of Investments
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Variable Rate Senior Loan Interests–141.09%(b)(c)
Aerospace & Defense–10.52%
Boeing Co., Revolver Loan (d)	0.00%	10/30/2022		$ 16,085	$ 15,959,138
Castlelake Aviation Ltd., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	10/25/2026		1,187	1,177,412
CEP IV Investment 16 S.a.r.l. (ADB Safegate) (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	10/03/2024	EUR	1,414	1,488,195
Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	3.63%	04/08/2026		3,169	3,085,261
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	3.63%	04/08/2026		1,702	1,657,285
FDH Group Acquisition, Inc.
Delayed Draw Term Loan(d)(e)	0.00%	04/01/2024		8,912	8,733,837
Term Loan A (3 mo. USD LIBOR + 7.00%)(e)	8.00%	04/01/2024		17,899	17,540,535
Gogo Intermediate Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	04/30/2028		1,228	1,225,390
Greenrock Finance, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	4.50%	06/28/2024		2,206	2,194,369
IAP Worldwide Services, Inc.
Revolver Loan (Acquired 07/22/2014-02/08/2019; Cost $1,794,337)(d)(e)(f)	0.00%	07/18/2023		1,794	1,794,337
Second Lien Term Loan (3 mo. USD LIBOR + 6.50%) (Acquired 07/18/2014-02/08/2019; Cost $1,750,112)(e)(f)	8.00%	07/18/2023		1,769	1,769,434
KKR Apple Bidco LLC, Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	6.25%	09/21/2029		384	389,536
NAC Aviation 8 Ltd. (Ireland), Junior Loan Series 3 (1 mo. USD LIBOR + 3.85%)(e)	3.94%	12/31/2021		3,217	2,290,361
PAE Holding Corp., Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	10/13/2027		1,173	1,174,227
Peraton Corp.
First Lien Term Loan(g)	–	02/01/2029		565	567,882
First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	02/01/2028		7,149	7,140,980
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	02/26/2029		2,472	2,511,351
Spirit AeroSystems, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	01/15/2025		1,875	1,876,500
TransDigm, Inc., Term Loan E (1 mo. USD LIBOR + 2.25%)	2.34%	05/30/2025		1,758	1,728,294
Vectra Co., First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	3.34%	03/08/2025		789	760,834
					75,065,158
Air Transport–5.13%
AAdvantage Loyalty IP Ltd., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.50%	03/15/2028		5,770	5,939,513
Air Canada (Canada), Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	08/15/2028		2,237	2,228,424
American Airlines, Inc., Term Loan (3 mo. USD LIBOR + 1.75%)	1.84%	06/27/2025		2,121	2,005,049
eTraveli Group (Sweden), Term Loan B-1 (3 mo. EURIBOR + 4.50%)	4.50%	08/02/2024	EUR	676	762,961
PrimeFlight Aviation Services, Inc.
Delayed Draw Term Loan (1 mo. USD LIBOR + 6.25%)(e)	7.25%	05/09/2024		2,907	2,883,420
Incremental Delayed Draw Term Loan (1 mo. USD LIBOR + 6.25%)(e)	7.25%	05/09/2024		8,362	8,295,550
Term Loan (1 mo. USD LIBOR + 6.25%)(e)	7.25%	05/09/2024		8,720	8,650,259
United Airlines, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	05/01/2028		5,501	5,502,508
WestJet Airlines Ltd. (Canada), Term Loan B (3 mo. USD LIBOR + 3.00%)	4.00%	12/11/2026		358	347,236
					36,614,920
Automotive–6.45%
Adient PLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	3.59%	03/31/2028		1,241	1,240,079
Autokiniton US Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.00%	03/31/2028		3,864	3,864,775
BCA Marketplace (United Kingdom)
Second Lien Term Loan B (1 mo. GBP LIBOR + 7.55%)	7.55%	06/30/2029	GBP	799	1,073,585
Term Loan B(g)	–	06/30/2028	GBP	305	406,236
DexKo Global, Inc.
Delayed Draw Term Loan (1 mo. USD LIBOR + 3.75%)	4.25%	09/30/2028		162	160,693
Delayed Draw Term Loan(d)	0.00%	09/30/2028		88	87,066
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	09/30/2028		1,309	1,300,736
Driven Holdings LLC, Term Loan B(e)(g)	–	11/20/2028		720	716,087
Goodyear Tire & Rubber Co. (The), Second Lien Term Loan (3 mo. USD LIBOR + 2.00%)	2.09%	03/03/2025		512	505,380
Highline Aftermarket Acquisition LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	10/28/2027		2,568	2,519,803
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)
Mavis Tire Express Services TopCo L.P., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	05/01/2028		$ 4,622	$ 4,625,257
Muth Mirror Systems LLC
Revolver Loan(d)(e)	0.00%	04/23/2025		1,523	1,493,867
Term Loan(e)	6.25%	04/23/2025		17,633	17,298,048
Superior Industries International, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	4.09%	05/22/2024		690	689,398
Transtar Industries, Inc.
Delayed Draw Term Loan (Acquired 01/22/2021; Cost $1,115,882)(d)(e)(f)	0.00%	01/22/2027		1,136	1,147,279
Term Loan A (Acquired 01/22/2021; Cost $8,068,510)(e)(f)	8.00%	01/22/2027		8,214	8,296,056
Winter Park Intermediate, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	11/30/2028		578	574,989
					45,999,334
Beverage & Tobacco–1.85%
Al Aqua Merger Sub, Inc.
Delayed Draw Term Loan(d)	0.00%	06/18/2028			1,036	1,038,006
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.50%	07/31/2028			8,287	8,304,052
Arctic Glacier U.S.A., Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	03/20/2024			1,035	979,873
City Brewing Co. LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	03/31/2028			1,474	1,459,320
Waterlogic Holdings Ltd. (United Kingdom)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	08/04/2028	EUR		72	81,568
Term Loan B (1 mo. USD LIBOR + 4.75%)	4.89%	08/04/2028			1,319	1,321,122
						13,183,941
Brokers, Dealers & Investment Houses–0.22%
AqGen Island Intermediate Holdings, Inc.
First Lien Term Loan B(g)	–	12/03/2026			1,141	1,134,476
Second Lien Term Loan B(g)	–	08/05/2029			39	39,596
Zebra Buyer LLC, First Lien Term Loan(g)	–	04/22/2028			392	391,109
						1,565,181
Building & Development–1.12%
Brookfield Retail Holdings VII Sub 3 LLC, Term Loan B (3 mo. USD LIBOR + 2.50%)	2.59%	08/27/2025			599	590,515
Chariot Buyer LLC, Term Loan B(g)	–	10/22/2028			2,839	2,825,089
IPS Corp./CP Iris Holdco II, Inc.
Delayed Draw Term Loan(d)	0.00%	09/30/2028			38	37,789
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.25%	09/30/2028			189	188,946
LBM Holdings LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	12/08/2027			136	134,106
Mayfair Mall LLC, Term Loan(e)(g)	–	04/20/2023			1,183	1,082,210
Modulaire (United Kingdom), Term Loan B(g)	–	10/08/2028	EUR		425	481,430
Quikrete Holdings, Inc., First Lien Term Loan(g)	–	02/01/2027			149	147,032
Standard Industries, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	3.00%	08/31/2028			947	945,160
TAMKO Building Products LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.10%	05/29/2026			289	288,695
Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	07/24/2024			1,198	1,198,520
Xella (Luxembourg), Term Loan B-4 (3 mo. EURIBOR + 4.00%)	4.00%	03/30/2028	EUR		39	44,360
						7,963,852
Business Equipment & Services–16.98%
Adevinta ASA (Norway), Term Loan B-2 (1 mo. USD LIBOR + 3.00%)	3.75%	06/26/2028			568	568,128
Aegion Corp., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.50%	03/31/2028			858	859,489
Allied Universal Holdco LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.25%	05/12/2028			3,134	3,112,299
AutoScout24 (Speedster Bidco GmbH) (Germany), Second Lien Term Loan (3 mo. EURIBOR + 6.00%)	6.00%	03/31/2028	EUR		259	295,795
Blucora, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)(e)	5.00%	05/22/2024			1,697	1,699,214
Camelot Finance L.P.
Incremental Term Loan B (1 mo. USD LIBOR + 3.00%)	4.00%	10/30/2026			1,975	1,975,291
Term Loan (1 mo. USD LIBOR + 3.00%)	3.09%	10/30/2026			1,857	1,843,825
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Checkout Holding Corp.
First Lien Term Loan (3 mo. USD LIBOR + 7.50%) (Acquired 02/15/2019-11/12/2020; Cost $398,218)(f)	8.50%	02/15/2023		$ 420	$ 403,957
PIK Term Loan, 9.50% PIK Rate, 2.00% Cash Rate (Acquired 02/15/2019-11/29/2021; Cost $617,221)(f)(h)	9.50%	08/15/2023		618	320,528
Cimpress USA, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.00%	04/30/2028		1,534	1,534,579
Ciox, Term Loan (1 mo. USD LIBOR + 4.25%)	5.00%	12/16/2025		1,637	1,637,237
Constant Contact
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)(e)	8.25%	02/15/2029		1,412	1,398,346
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	02/10/2028		2,745	2,736,886
CRCI Longhorn Holdings, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	7.34%	08/08/2026		106	105,265
Creation Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 5.50%)(e)	6.00%	09/28/2028		1,520	1,521,385
CV Intermediate Holdco Corp.
Delayed Draw Term Loan(e)	6.75%	03/31/2026		6,657	6,610,796
Revolver Loan(e)	6.75%	03/31/2026		1,060	1,052,275
Revolver Loan(d)(e)	0.00%	03/31/2026		118	116,919
Term Loan B(e)	6.75%	03/31/2026		7,907	7,852,596
Dakota Holding Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	04/09/2027		1,765	1,765,054
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(e)	7.50%	04/07/2028		1,121	1,142,919
Dun & Bradford Corp. (The), Revolver Loan(d)(e)	0.00%	09/11/2025		3,577	3,516,008
Dun & Bradstreet Corp. (The), Term Loan (1 mo. USD LIBOR + 3.25%)	3.34%	02/06/2026		262	259,403
Ensono L.P., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	05/19/2028		1,835	1,831,224
EP Purchaser LLC, Term Loan B(g)	–	10/31/2028		894	890,460
Garda World Security Corp. (Canada), Term Loan (1 mo. USD LIBOR + 4.25%)	4.35%	10/30/2026		2,916	2,917,734
GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	05/12/2028		5,171	5,122,721
Grandir (France), Term Loan B-1(g)	–	10/21/2028	EUR	388	440,942
Holding Socotec (France), Term Loan B (1 mo. USD LIBOR + 4.25%)	4.38%	05/07/2028		928	928,464
INDIGOCYAN Midco Ltd. (Jersey), Term Loan B (3 mo. GBP LIBOR + 4.75%)	4.84%	06/23/2024	GBP	3,431	4,461,744
ION Trading Technologies S.a.r.l. (Luxembourg)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	03/31/2028	EUR	82	93,451
Term Loan B (1 mo. USD LIBOR + 4.75%)	4.92%	03/31/2028		1,788	1,787,225
Karman Buyer Corp.
First Lien Term Loan(g)	–	10/28/2027		4,214	4,229,324
Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	10/28/2027		325	326,017
Lamark Media Group LLC
Delayed Draw Term Loan(d)(e)	0.00%	10/14/2027		1,630	1,629,959
Revolver Loan(e)	0.50%	10/14/2027		489	484,098
Revolver Loan(d)(e)	0.00%	10/14/2027		598	591,675
Term Loan B (3 mo. USD LIBOR + 5.75%)(e)	6.75%	10/14/2027		7,606	7,530,413
Monitronics International, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 6.50%)	7.75%	03/29/2024		8,636	8,132,013
Term Loan (1 mo. USD LIBOR + 5.00%)	6.50%	08/30/2024		5,209	5,231,519
NAS LLC
Revolver Loan(d)(e)	0.00%	06/01/2024		862	866,279
Term Loan (3 mo. USD LIBOR + 6.50%)(e)	7.50%	06/03/2024		8,447	8,489,047
OCM System One Buyer CTB LLC, Term Loan (1 mo. USD LIBOR + 4.00%)(e)	4.75%	03/02/2028		1,246	1,244,021
Protect America
Revolver Loan (1 mo. USD LIBOR + 3.00%)(e)	0.50%	09/01/2024		3,412	3,139,134
Revolver Loan(d)(e)	0.00%	09/01/2024		493	453,695
Red Ventures LLC (New Imagitas, Inc.), Term Loan B-3 (1 mo. USD LIBOR + 3.50%)	4.25%	11/08/2024		567	567,614
Sitel Worldwide Corp., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	08/28/2028		1,000	998,249
Solera
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.50%	06/02/2028		1,125	1,122,479
Term Loan B (1 mo. GBP LIBOR + 5.30%)	5.30%	06/05/2028	GBP	417	554,952
Spin Holdco, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	03/04/2028		7,456	7,463,303
Sportradar Capital (Switzerland), Term Loan (3 mo. EURIBOR + 3.50%)	3.50%	11/22/2027	EUR	391	442,925
Tempo Acquisition LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	11/02/2026		1	247
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Thermostat Purchaser III, Inc.
Delayed Draw Term Loan(d)(e)	0.00%	08/30/2028		$ 185	$ 184,737
Term Loan B (1 mo. USD LIBOR + 4.50%)(e)	4.68%	08/30/2028		791	789,995
Trans Union LLC, Second Lien Term Loan(e)(g)	–	12/31/2029		691	691,028
UnitedLex Corp., Term Loan (1 mo. USD LIBOR + 5.75%)(e)	5.88%	03/20/2027		888	892,014
Verra Mobility Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.42%	03/19/2028		2,177	2,167,248
Virtusa Corp., Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	02/11/2028		1,085	1,084,135
WebHelp (France), Term Loan B (1 mo. USD LIBOR + 4.00%)	4.50%	07/30/2028		1,054	1,052,565
					121,160,844
Cable & Satellite Television–4.38%
Altice Financing S.A. (Luxembourg)
Term Loan (3 mo. USD LIBOR + 2.75%)	2.87%	07/15/2025			471	462,121
Term Loan (3 mo. USD LIBOR + 2.75%)	2.87%	01/31/2026			219	214,794
Atlantic Broadband Finance LLC, Incremental Term Loan(g)	–	07/28/2028			149	147,517
CSC Holdings LLC
Incremental Term Loan (3 mo. USD LIBOR + 2.25%)	2.34%	01/15/2026			1	1,278
Term Loan (3 mo. USD LIBOR + 2.25%)	2.34%	07/17/2025			10	9,761
Lightning Finco Ltd. (United Kingdom)
Term Loan B-1(e)(g)	–	09/01/2028			17,300	16,954,519
Term Loan B-2(e)(g)	–	09/01/2028			2,097	2,055,093
Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (3 mo. USD LIBOR + 4.00%)	4.12%	08/14/2026			1,854	1,843,010
Term Loan B-12 (3 mo. USD LIBOR + 3.69%)	3.81%	01/31/2026			2,877	2,853,913
ORBCOMM, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.00%	06/26/2028			685	685,195
Telenet - LG, Term Loan AR (6 mo. USD LIBOR + 2.00%)	2.09%	04/15/2028			206	202,741
UPC - LG, Term Loan AX (1 mo. USD LIBOR + 3.00%)	3.09%	01/31/2029			3,051	3,031,157
Virgin Media 02 - LG (United Kingdom), Term Loan Q (1 mo. USD LIBOR + 3.25%)	3.34%	01/15/2029			2,808	2,803,964
						31,265,063
Chemicals & Plastics–4.19%
Aruba Investments, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	11/24/2027			868	868,882
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	11/24/2028			1,365	1,378,771
Ascend Performance Materials Operations LLC, Term Loan (1 mo. USD LIBOR + 4.75%)	5.50%	08/27/2026			4,362	4,386,713
BASF Construction Chemicals (Germany), Term Loan B-3 (1 mo. USD LIBOR + 3.50%)	4.25%	09/29/2027			836	834,902
BCPE Max Dutch Bidco B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	10/31/2025	EUR		215	237,766
Charter NEX US, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	12/01/2027			1,276	1,278,361
Colouroz Investment LLC (Germany)
First Lien Term Loan B-4 (3 mo. EURIBOR + 4.25%)	5.25%	09/21/2023	EUR		1	20
First Lien Term Loan B-5 (3 mo. EURIBOR + 4.25%)	5.25%	09/21/2023	EUR		15	16,826
PIK First Lien Term Loan B-2, 0.75% PIK Rate, 5.25% Cash Rate(h)	0.75%	09/21/2023			3,427	3,415,281
PIK First Lien Term Loan C, 0.75% PIK Rate, 5.25% Cash Rate(h)	0.75%	09/21/2023			538	536,109
PIK First Lien Term Loan, 0.75% PIK Rate, 5.00% Cash Rate(h)	0.75%	09/21/2023	EUR		408	460,444
PIK Second Lien Term Loan B-2, 5.75% PIK Rate, 5.25% Cash Rate(h)	5.75%	09/05/2022			41	41,225
Eastman Tire Additives, Term Loan B (1 mo. USD LIBOR + 5.25%)(e)	6.00%	08/12/2028			1,213	1,215,614
Fusion, Term Loan(e)	7.50%	04/30/2026			1,505	1,542,959
Gemini HDPE LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	12/11/2027			1,510	1,505,527
ICP Group Holdings LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	01/14/2028			1,573	1,567,974
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	01/14/2029			284	284,240
INEOS Quattro Holdings Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	01/21/2026			877	875,324
KPEX Holdings, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	8.00%	01/31/2026			203	189,928
Kraton Corp., Term Loan(g)	–	11/18/2028			880	874,586
Lummus Technology, Term Loan B (1 mo. USD LIBOR + 3.50%)	3.59%	06/30/2027			416	412,797
Messer Industries USA, Inc., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	2.63%	03/02/2026			494	489,073
Oxea Corp., Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	3.44%	10/14/2024			1,206	1,199,507
Perstorp Holding AB (Sweden), Term Loan B (3 mo. USD LIBOR + 4.75%)	4.91%	02/27/2026			1,734	1,727,950
PharmaZell GmbH (Germany), Term Loan B(g)	–	06/11/2027	EUR		64	72,844
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
Potters Industries LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	12/14/2027		$ 721	$ 718,723
Proampac PG Borrower LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	11/03/2025		2,001	1,996,414
W.R. Grace & Co., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	08/11/2028		1,806	1,805,061
					29,933,821
Clothing & Textiles–0.22%
International Textile Group, Inc., First Lien Term Loan (3 mo. USD LIBOR + 5.00%)	5.17%	05/01/2024			168	155,134
Mascot Bidco OYJ (Finland), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	03/30/2026	EUR		1,246	1,414,849
						1,569,983
Conglomerates–0.51%
APi Group DE, Inc., Incremental Term Loan (g)	–	01/01/2029			1,189	1,185,538
Safe Fleet Holdings LLC
First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	02/03/2025			1,838	1,829,578
First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.75%)(e)	4.75%	02/03/2025			390	390,892
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	7.75%	02/02/2026			264	262,925
						3,668,933
Containers & Glass Products–9.18%
Berlin Packaging LLC, Term Loan B-5 (g)	–	03/11/2028			157	156,683
Brook & Whittle Holding Corp., Term Loan(e)	6.75%	10/17/2024			8,938	8,983,192
Duran Group (Germany), Term Loan B-2 (3 mo. USD LIBOR + 4.00%)(e)	4.75%	03/29/2024			4,128	4,066,043
Fort Dearborn Holding Co., Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	10/19/2023			1,030	1,031,125
Hoffmaster Group, Inc., First Lien Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	5.00%	11/21/2023			3,590	3,308,954
Keg Logistics LLC
Revolver Loan(d)(e)	0.00%	11/23/2027			2,266	2,231,947
Term Loan A (3 mo. USD LIBOR + 6.00%)(e)	7.00%	11/23/2027			35,594	35,060,426
Klockner Pentaplast of America, Inc.
Term Loan B (1 mo. USD LIBOR + 4.75%)	5.25%	02/12/2026			580	561,762
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	03/01/2026	EUR		540	590,919
LABL, Inc.
Term Loan B(g)	–	10/31/2028	EUR		909	1,030,536
Term Loan B (1 mo. USD LIBOR + 5.00%)	5.50%	10/31/2028			3,952	3,939,477
Libbey Glass, Inc., PIK Term Loan, 6.00% PIK Rate, 5.00% Cash Rate (Acquired 11/13/2020-11/12/2021; Cost $1,077,452)(f)(h)	6.00%	11/12/2025			1,208	1,255,949
Logoplaste (Portugal), Term Loan B (1 mo. USD LIBOR + 4.25%)	4.75%	07/07/2028			741	739,543
Mold-Rite Plastics LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.25%	10/04/2028			510	510,073
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)(e)	7.50%	10/04/2029			409	411,238
Pretium Packaging
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	10/02/2028			1,328	1,326,017
Second Lien Term Loan B (1 mo. USD LIBOR + 6.75%)	7.25%	09/30/2029			325	328,486
						65,532,370
Cosmetics & Toiletries–0.69%
Anastasia Parent LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	3.88%	08/11/2025			681	591,636
Coty, Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	2.34%	04/05/2025			2,899	2,845,523
IRIS Bidco GmbH (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	5.00%	05/25/2028	EUR		1,137	1,293,766
KDC/One (Canada), Term Loan (3 mo. EURIBOR + 5.00%)	5.00%	12/22/2025	EUR		179	204,087
						4,935,012
Drugs–0.54%
Bausch Health Americas, Inc., First Lien Incremental Term Loan (3 mo. USD LIBOR + 2.75%)	2.84%	11/27/2025			372	367,937
Endo LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	5.75%	03/10/2028			3,266	3,185,911
Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.08%	11/15/2027			20	19,642
Valeant Pharmaceuticals International, Inc. (Canada), Term Loan (3 mo. USD LIBOR + 3.00%)	3.09%	06/02/2025			251	249,446
						3,822,936
Ecological Services & Equipment–3.76%
Anticimex (Sweden), Term Loan B (g)	–	07/21/2028			1,511	1,504,613
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Ecological Services & Equipment–(continued)
EnergySolutions LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	05/11/2025		$ 1,084	$ 1,082,832
Groundworks LLC
Delayed Draw Term Loan(e)	1.00%	01/17/2026		2,632	2,610,729
Delayed Draw Term Loan (3 mo. USD LIBOR + 4.75%)(e)	5.75%	01/17/2026		5,371	5,328,028
Delayed Draw Term Loan(d)(e)	0.00%	01/17/2026		1,444	1,432,573
First Lien Incremental Revover Loan(d)(e)	0.00%	01/17/2026		480	476,470
First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.75%)(e)	5.75%	01/17/2026		12,194	12,096,047
Patriot Container Corp., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)(e)	4.75%	03/20/2025		889	877,309
TruGreen L.P., Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	9.50%	11/02/2028		1,401	1,421,695
					26,830,296
Electronics & Electrical–12.76%
Altar BidCo, Inc.
First Lien Term Loan(g)	–	11/17/2028			861	856,993
Second Lien Term Loan(g)	–	12/01/2029			393	394,136
Barracuda Networks, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	10/30/2028			187	189,126
Boxer Parent Co., Inc., Term Loan B(g)	–	10/02/2025	EUR		36	40,529
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.09%	04/18/2025			936	936,697
CommerceHub, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	01/01/2028			1,399	1,387,048
Cornerstone OnDemand, Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	09/30/2028			1,107	1,102,844
Delta Topco, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	12/01/2027			3,750	3,745,288
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	8.00%	12/01/2028			594	599,690
Devoteam (Castillon S.A.S. - Bidco) (France), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	12/09/2027	EUR		296	337,399
E2Open LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.00%	02/04/2028			779	777,846
ETA Australia Holdings III Pty. Ltd. (Australia), First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.09%	05/06/2026			1,540	1,526,727
Finastra USA, Inc. (United Kingdom), First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	06/13/2024			1,104	1,095,850
Forcepoint, Term Loan B (1 mo. USD LIBOR + 4.50%)	5.00%	01/07/2028			1,576	1,579,249
Hyland Software, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	07/01/2024			530	529,488
Second Lien Term Loan (1 mo. USD LIBOR + 6.25%)	7.00%	07/07/2025			334	338,923
Imperva, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	8.75%	01/11/2027			1,649	1,656,812
Term Loan(g)	–	01/10/2026			186	185,506
Infinite Electronics
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	7.50%	03/02/2029			514	517,159
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	02/24/2028			700	698,106
ION Corp., Term Loan B (1 mo. USD LIBOR + 3.75%)	3.92%	03/05/2028			835	828,134
Liftoff/Vungle, Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	09/30/2028			1,267	1,258,706
LogMeIn, Term Loan B (1 mo. USD LIBOR + 4.75%)	4.84%	08/28/2027			6,195	6,166,218
Marcel Bidco LLC, Incremental Term Loan B (1 mo. USD LIBOR + 4.00%)(e)	4.75%	12/31/2027			154	153,603
Mavenir Systems, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.25%	08/13/2028			2,030	2,035,499
Maverick Bidco, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	05/18/2028			791	792,084
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(e)	7.50%	04/28/2029			85	86,151
McAfee Enterprise
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	9.00%	05/03/2029			1,066	1,057,725
Term Loan B (1 mo. USD LIBOR + 5.00%)	5.75%	05/03/2028			3,649	3,600,129
Mediaocean LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	4.09%	08/18/2025			464	463,792
Micro Holding L.P., Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	09/13/2024			4,053	4,044,411
MKS Instruments, Inc., Term Loan B(g)	–	11/01/2028			1,296	1,292,983
Natel Engineering Co., Inc., Term Loan (3 mo. USD LIBOR + 6.25%)	7.25%	04/29/2026			3,734	3,660,994
NCR Corp., Term Loan B (1 mo. USD LIBOR + 2.50%)	2.63%	08/28/2026			1,343	1,317,872
Oberthur Tech, Term Loan B-4	4.50%	01/10/2026	EUR		265	302,633
Oberthur Technologies of America Corp., Term Loan B (1 mo. USD LIBOR + 4.50%) (Acquired 04/01/2021-09/14/2021; Cost $2,252,936)(f)	5.25%	01/09/2026			2,271	2,269,887
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Optiv, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	8.25%	01/31/2025		$ 548	$ 547,666
Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	02/01/2024		6,088	6,033,796
Project Accelerate Parent LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.25%)(e)	5.25%	01/02/2025		1,994	1,991,924
Project Leopard Holdings, Inc.
Incremental Term Loan (3 mo. USD LIBOR + 4.75%)	5.75%	07/05/2024		2,650	2,659,355
Term Loan (3 mo. USD LIBOR + 4.75%)	5.75%	07/05/2024		747	749,368
Proofpoint, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.75%	06/10/2028		690	683,966
Quest Software US Holdings, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	4.38%	05/16/2025		6,437	6,437,516
Second Lien Term Loan (3 mo. USD LIBOR + 8.25%)	8.38%	05/16/2026		847	847,689
RealPage, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.75%	02/15/2028		1,318	1,307,528
Renaissance Holding Corp., Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	7.09%	05/29/2026		577	580,532
Riverbed Technology, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 6.00%)(i)(j)	7.00%	12/31/2025		6,043	5,496,332
Second Lien Term Loan(i)(j)	0.00%	12/31/2026		2,195	621,186
Term Loan (3 mo. USD LIBOR + 3.25%)(i)(j)	4.25%	04/24/2022		687	621,570
Sandvine Corp.
First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	4.59%	10/31/2025		2,375	2,374,115
Second Lien Term Loan(e)	8.09%	11/02/2026		289	288,340
Skillsoft Corp., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.50%	07/01/2028		1,714	1,723,401
SmartBear (AQA Acquisition Holdings, Inc), Term Loan B (1 mo. USD LIBOR + 4.25%)	4.75%	03/03/2028		997	998,183
Tenable Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	07/07/2028		440	439,382
Ultimate Software Group, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	3.84%	05/04/2026		3,437	3,425,991
UST Holdings Ltd., Term Loan B(g)	–	10/15/2028		1,313	1,311,868
Veritas US, Inc.
Term Loan B (3 mo. EURIBOR + 4.75%)	5.75%	09/01/2025	EUR	748	853,626
Term Loan B (1 mo. USD LIBOR + 5.00%)	6.00%	09/01/2025		1,536	1,529,405
WebPros, Term Loan (1 mo. USD LIBOR + 5.25%)	5.75%	02/18/2027		1,693	1,695,328
					91,044,304
Financial Intermediaries–1.11%
Alter Domus (Participations S.a.r.l.) (Luxembourg), Term Loan B (g)	–	02/17/2028			647	647,072
Edelman Financial Center LLC (The)
Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	03/15/2028			4,147	4,133,979
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	6.84%	07/20/2026			193	192,816
GEO Group, Inc. (The), Term Loan (3 mo. USD LIBOR + 2.00%) (Acquired 04/27/2018-04/30/2018; Cost $540,850)(f)	2.75%	03/22/2024			541	508,762
LendingTree, Inc., Delayed Draw Term Loan(d)	0.00%	08/31/2028			1,404	1,403,576
Stiphout Finance LLC, Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/26/2025			296	296,524
Tegra118 Wealth Solutions, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.16%	02/18/2027			761	760,638
						7,943,367
Food Products–4.74%
Arnott’s (Snacking Investments US LLC), Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	12/18/2026			1,488	1,492,453
Biscuit Intl (Cookie Acq S.A.S, De Banketgroep Holding) (France), First Lien Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	02/07/2027	EUR		495	547,955
BrightPet
Delayed Draw Term Loan(d)(e)	0.00%	10/05/2026			1,127	1,114,436
Incremental Term Loan B(e)	7.25%	10/05/2026			3,978	3,934,921
Revolver Loan(e)	7.25%	10/05/2026			1,126	1,113,331
Revolver Loan(d)(e)	0.00%	10/05/2026			239	236,818
Term Loan B(e)	7.25%	10/05/2026			3,914	3,871,273
Florida Food Products LLC
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	8.75%	10/15/2029			882	865,807
Term Loan (1 mo. USD LIBOR + 5.00%)	5.75%	10/18/2028			4,748	4,694,221
H-Food Holdings LLC, Incremental Term Loan B-3 (1 mo. USD LIBOR + 5.00%)	6.00%	05/23/2025			274	274,601
Shearer’s Foods LLC, Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.75%	09/15/2028			198	197,995
Teasdale Foods, Inc., Term Loan B (3 mo. USD LIBOR + 6.00%)(e)	7.00%	12/18/2025			15,280	14,502,398
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Products–(continued)
Valeo Foods (Jersey) Ltd. (United Kingdom), First Lien Term Loan B (1 mo. GBP LIBOR + 5.05%)	5.05%	06/28/2028	GBP	745	$ 987,921
					33,834,130
Food Service–0.75%
Aramark Services, Inc., Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	1.84%	03/11/2025			$ 139	136,143
Euro Garages (Netherlands)
Term Loan (3 mo. USD LIBOR + 4.00%)	4.13%	02/06/2025			799	793,983
Term Loan (1 mo. USD LIBOR + 4.25%)	4.75%	03/11/2026			542	541,964
Term Loan B (3 mo. USD LIBOR + 4.00%)	4.13%	02/06/2025			702	697,419
Financiere Pax S.A.S., Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	07/01/2026	EUR		2,172	2,226,032
New Red Finance, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.84%	11/19/2026			486	475,793
NPC International, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)(i)(j)	0.00%	04/18/2025			300	6,005
Weight Watchers International, Inc., Term Loan B(g)	–	04/13/2028			479	474,429
						5,351,768
Forest Products–0.09%
Ahlstrom-Munksjoe (Finland), Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	02/04/2028			638	638,114
Health Care–8.53%
Acacium Group (United Kingdom), Term Loan (1 mo. GBP LIBOR + 5.30%)	5.30%	05/19/2028	GBP		516	684,527
Ascend Learning LLC, First Lien Term Loan(g)	–	11/18/2028			378	376,703
athenahealth, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	4.34%	02/11/2026			1,191	1,191,508
Certara Holdco, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	3.59%	08/14/2026			956	953,416
Curium BidCo S.a.r.l. (Luxembourg), Term Loan (1 mo. USD LIBOR + 4.25%)	5.00%	12/02/2027			1,228	1,231,549
Ethypharm (France), Term Loan B (1 mo. GBP LIBOR + 4.55%)	4.50%	04/30/2029	GBP		649	858,132
Explorer Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	02/04/2027			1,771	1,774,468
Femur Buyer, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	4.63%	03/05/2026			69	63,769
Gainwell Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	10/01/2027			3,981	3,983,560
Global Healthcare Exchange LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	06/28/2024			586	585,302
Global Medical Response, Inc.
Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	03/14/2025			600	596,688
Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	10/02/2025			2,539	2,526,696
HC Group Holdings III, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	10/25/2028			600	598,402
Insulet Corp., Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	04/28/2028			822	822,080
International SOS L.P., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	08/06/2028			1,030	1,033,160
MB2 Dental Solutions LLC
Delayed Draw Term Loan (3 mo. USD LIBOR + 6.26%)(e)	7.00%	01/29/2027			2,702	2,718,229
Delayed Draw Term Loan(d)(e)	0.00%	01/29/2027			242	243,238
Term Loan B (3 mo. USD LIBOR + 6.00%)(e)	7.00%	01/29/2027			8,186	8,234,801
MedAssets Software Intermediate Holdings, Inc.
First Lien Term Loan(g)	–	11/19/2028			1,461	1,453,386
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	01/28/2028			1,445	1,447,153
Second Lien Term Loan(g)	–	11/22/2029			587	586,915
Mozart Debt Merger Sub, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	10/01/2028			9,534	9,512,034
Nemera (Financiere N BidCo) (France), Incremental Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	01/22/2026	EUR		132	149,190
Neuraxpharm (Cerebro BidCo/Blitz F20-80 GmbH) (Germany)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	10/29/2027	EUR		232	264,492
Term Loan B-2 (3 mo. EURIBOR + 4.25%)	4.25%	10/29/2027	EUR		134	152,782
Nidda Healthcare Holding AG (Germany), Term Loan F(g)	–	08/21/2026	GBP		480	635,935
Organon & Co., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	04/08/2028			1,426	1,424,082
Ortho-Clinical Diagnostics, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	3.08%	06/30/2025			387	384,925
Packaging Coordinators Midco, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	11/30/2027			459	458,128
Revint Intermediate II LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	4.75%	10/15/2027			2,193	2,195,532
Stamina BidCo B.V. (Netherlands), Term Loan B(g)	–	11/02/2028	EUR		235	267,380
Summit Behavioral Healthcare LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.75%)(e)	5.50%	11/08/2028			1,921	1,882,778
Sunshine Luxembourg VII S.a.r.l. (Switzerland), Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	10/01/2026			2,448	2,443,047
TTF Holdings LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)(e)	5.00%	03/25/2028			987	985,515
Unified Womens Healthcare L.P., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.00%	12/17/2027			2,420	2,415,762
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
Verscend Holding Corp., Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	4.09%	08/07/2025		$ 1,037	$ 1,036,586
Waystar
Incremental Term Loan	4.75%	10/22/2026		845	845,272
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.09%	10/23/2026		205	204,715
Women’s Care Holdings, Inc. LLC
First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	01/15/2028		935	935,761
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	9.00%	01/15/2029		402	402,277
WP CityMD Bidco LLC, First Lien Incremental Term Loan(g)	–	11/18/2028		2,315	2,308,457
					60,868,332
Home Furnishings–1.41%
Hilding Anders AB (Sweden), Term Loan B (3 mo. EURIBOR + 5.75%)	5.00%	11/29/2024	EUR		517	498,431
Mattress Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.25%) (Acquired 09/22/2021; Cost $2,573,206)(f)	5.00%	09/30/2028			2,599	2,576,972
Serta Simmons Bedding LLC
First Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023			1,186	1,199,879
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023			2,921	2,744,033
SIWF Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	09/20/2028			2,563	2,532,719
VC GB Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.25%	07/01/2029			530	528,242
						10,080,276
Industrial Equipment–4.92%
Alliance Laundry Systems LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	09/30/2027			29	28,749
Brush (United Kingdom)
Term Loan (1 mo. EURIBOR + 7.00%)(e)	7.00%	06/09/2028	EUR		5,917	6,542,715
Term Loan A (1 mo. GBP LIBOR + 7.05%)(e)	7.05%	06/09/2028	GBP		5,092	6,601,651
CIRCOR International, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	12/11/2024			333	330,625
Crosby US Acquisition Corp., Term Loan B (3 mo. USD LIBOR + 4.75%)	4.84%	06/27/2026			682	681,118
Delachaux Group S.A. (France), Term Loan B-2 (3 mo. USD LIBOR + 4.50%)	4.63%	04/16/2026			532	530,229
DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	12/16/2027			1,128	1,127,307
Engineered Machinery Holdings, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	08/05/2028			1,189	1,188,447
Second Lien Incremental Term Loan (1 mo. USD LIBOR + 6.00%)	6.75%	05/21/2029			195	195,680
Kantar (United Kingdom)
Revolver Loan(e)(g)	–	06/04/2026			123	121,931
Revolver Loan(d)(e)	0.00%	06/04/2026			2,877	2,860,834
Term Loan B (1 mo. USD LIBOR + 5.00%)	5.12%	12/04/2026			2,448	2,447,250
Term Loan B-2 (1 mo. USD LIBOR + 4.50%)	5.25%	12/04/2026			1,299	1,297,603
Madison IAQ LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	06/21/2028			2,999	2,978,512
MX Holdings US, Inc., Term Loan B-1-C (3 mo. USD LIBOR + 2.50%)	3.25%	07/31/2025			180	179,664
New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)	5.00%	03/08/2025			569	556,700
Robertshaw US Holding Corp., Second Lien Term Loan (3 mo. USD LIBOR + 8.00%)	9.00%	02/28/2026			534	446,385
S2P Acquisiton Borrower, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.09%	08/14/2026			1,113	1,111,238
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B (1 mo. USD LIBOR + 3.50%)	4.00%	07/31/2027			5,023	5,014,545
Victory Buyer LLC, Term Loan B(e)(g)	–	11/15/2028			879	877,349
						35,118,532
Insurance–2.23%
Acrisure LLC
Term Loan (1 mo. USD LIBOR + 3.50%)	3.63%	01/31/2027			2,110	2,065,189
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	01/31/2027			1,152	1,143,673
Term Loan B-2(g)	–	01/31/2027			1,443	1,439,296
Alliant Holdings Intermediate LLC
Term Loan (1 mo. USD LIBOR + 3.25%)	3.34%	05/09/2025			262	258,372
Term Loan(g)	–	11/06/2027			4,525	4,508,439
AmWINS Group LLC, Term Loan(g)	–	02/17/2028			149	146,733
HUB International Ltd.
Incremental Term Loan B-3(g)	–	04/25/2025			3,635	3,625,223
Term Loan(g)	–	04/25/2025			186	182,604
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Insurance–(continued)
Ryan Specialty Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	09/01/2027		$ 563	$ 562,239
Sedgwick Claims Management Services, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	3.84%	09/03/2026		190	189,364
Term Loan (3 mo. USD LIBOR + 3.25%)	3.34%	12/31/2025		884	868,474
USI, Inc.
Term Loan (3 mo. USD LIBOR + 3.00%)	3.13%	05/16/2024		209	207,598
Term Loan (1 mo. USD LIBOR + 3.25%)	3.38%	12/02/2026		738	732,935
					15,930,139
Leisure Goods, Activities & Movies–10.63%
Alpha Topco Ltd. (United Kingdom), Term Loan B (3 mo. USD LIBOR + 2.50%)	3.50%	02/01/2024			3,399	3,383,471
AMC Entertainment, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	3.09%	04/22/2026			5,355	4,838,842
Carnival Corp.
Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	4.00%	10/31/2028			7,840	7,732,241
Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	06/30/2025			680	672,003
Crown Finance US, Inc.
Incremental Term Loan(g)	–	05/23/2024			717	765,033
Incremental Term Loan B-2(g)	–	05/23/2024			679	671,000
Revolver Loan(d)	0.00%	03/02/2023			3,172	2,780,668
Term Loan (3 mo. USD LIBOR + 7.00%)	7.00%	05/23/2024			3,754	4,485,753
Term Loan(g)	–	02/28/2025	EUR		167	154,445
Term Loan (1 mo. USD LIBOR + 2.50%)	3.50%	02/28/2025			2,031	1,650,169
Term Loan (1 mo. USD LIBOR + 2.75%)	3.75%	09/20/2026			2,837	2,275,071
CWGS Group LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	3.25%	06/23/2028			1,003	995,825
Dorna Sports S.L. (Spain), Term Loan B-2 (3 mo. USD LIBOR + 3.00%)	3.51%	04/12/2024			2,323	2,293,600
Eagle Midco Ltd. (United Kingdom), Term Loan (3 mo. GBP LIBOR + 4.25%)	4.30%	03/10/2028	GBP		404	535,951
Fender Musical Instruments Corp., Term Loan B(e)(g)	–	11/17/2028			656	655,379
Fitness International LLC, Term Loan B(g)	–	04/18/2025			1,085	1,011,255
Fugue Finance B.V., Incremental Term Loan (3 mo. EURIBOR + 3.25%)	3.25%	08/30/2024	EUR		450	502,581
Invictus Media S.L.U. (Spain)
Second Lien Term Loan (3 mo. EURIBOR + 7.50%) (Acquired 05/17/2021-06/28/2021; Cost $2,448,767)(f)(j)	7.50%	12/26/2025	EUR		2,962	2,164,418
Term Loan A-1 (3 mo. EURIBOR + 4.25%) (Acquired 05/18/2021-06/28/2021; Cost $1,658,814)(f)(j)	5.25%	06/26/2024	EUR		1,466	1,602,117
Term Loan A-2 (3 mo. EURIBOR + 4.25%) (Acquired 05/18/2021-06/28/2021; Cost $1,040,913)(f)(j)	5.25%	06/26/2024	EUR		920	1,005,336
Term Loan B-1 (3 mo. EURIBOR + 5.75%) (Acquired 05/31/2018-05/27/2021; Cost $2,533,364)(f)(j)	5.75%	06/26/2025	EUR		2,234	2,455,060
Term Loan B-2 (3 mo. EURIBOR + 5.75%) (Acquired 05/31/2018-06/28/2021; Cost $1,530,330)(f)(j)	5.75%	06/26/2025	EUR		1,349	1,482,469
Live Nation Entertainment, Inc., Term Loan B-4(g)	–	10/17/2026			1	410
Merlin (Motion Finco S.a.r.l. and LLC) (United Kingdom)
Term Loan B (3 mo. EURIBOR + 3.00%)	3.00%	11/12/2026	EUR		2,968	3,280,763
Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	3.38%	11/04/2026			727	702,479
Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	3.38%	11/12/2026			95	92,326
Parques Reunidos (Spain)
Incremental Term Loan B-2 (3 mo. EURIBOR + 7.50%)	7.50%	09/16/2026	EUR		944	1,076,481
Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	09/16/2026	EUR		1,516	1,655,375
Royal Caribbean Cruises
Revolver Loan(d)	0.00%	10/12/2022			2,217	2,149,464
Revolver Loan(d)	0.00%	04/05/2024			4,153	3,851,765
Revolver Loan(d)	0.00%	04/12/2024			1,098	1,033,716
Term Loan(g)	–	04/05/2022			1,055	1,032,771
Sabre GLBL, Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	4.00%	12/17/2027			537	530,382
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	4.00%	12/17/2027			337	332,724
SeaWorld Parks & Entertainment, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	08/13/2028			1,854	1,847,361
Shutterfly, Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)	5.75%	09/25/2026			151	147,016
Six Flags Theme Parks, Inc., Term Loan B (3 mo. USD LIBOR + 1.75%)	1.85%	04/17/2026			111	108,248
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Leisure Goods, Activities & Movies–(continued)
USF S&H Holdco LLC
Delayed Draw Term Loan(d)(e)	0.00%	06/30/2025		895	$ 894,923
Term Loan A (3 mo. USD LIBOR + 15.00%)(e)	15.09%	06/30/2025		$ 596	595,826
Term Loan B(e)(g)	–	06/30/2025		9,896	9,895,871
Vue International Bidco PLC (United Kingdom), Term Loan B-1 (3 mo. EURIBOR + 4.75%)	4.75%	07/03/2026	EUR	2,345	2,474,279
					75,814,867
Lodging & Casinos–4.44%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.75%) (Acquired 09/22/2020-06/02/2021; Cost $1,689,824)(e)(f)	5.50%	02/02/2026			1,715	1,702,581
Term Loan (1 mo. USD LIBOR + 3.75%) (Acquired 10/23/2019-10/13/2021; Cost $2,114,256)(f)	3.84%	02/01/2026			2,144	2,096,001
Aristocrat Technologies, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/19/2024			1,431	1,431,441
B&B Hotels S.A.S. (France)
Incremental Term Loan (3 mo. EURIBOR + 5.50%)	5.50%	06/30/2026	EUR		697	784,383
Second Lien Term Loan A-1 (3 mo. EURIBOR + 8.50%)	8.50%	07/31/2027	EUR		659	714,793
Term Loan B-3-A (3 mo. EURIBOR + 3.88%)	3.88%	07/31/2026	EUR		3,014	3,265,702
Bally’s Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.75%	07/31/2028			3,662	3,648,197
Caesars Resort Collection LLC, Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	3.59%	06/30/2025			1,072	1,072,210
Everi Payments, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	3.00%	07/31/2028			296	294,954
Great Canadian Gaming Corp. (Canada), Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	11/01/2026			867	866,633
Hilton Grand Vacations Borrower LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	05/19/2028			1,266	1,257,444
HotelBeds (United Kingdom)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	09/12/2025	EUR		4,860	4,922,938
Term Loan C (3 mo. EURIBOR + 4.50%)	4.50%	09/12/2027	EUR		1,879	1,904,453
Term Loan D (3 mo. EURIBOR + 5.50%)	5.50%	09/12/2027	EUR		6,961	7,127,568
PCI Gaming Authority, Term Loan B (3 mo. USD LIBOR + 2.50%)	2.59%	05/29/2026			107	105,820
Scientific Games International, Inc., Term Loan B-5(g)	–	08/14/2024			149	147,693
Station Casinos LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	2.50%	02/08/2027			318	313,102
						31,655,913
Nonferrous Metals & Minerals–1.33%
American Rock Salt Co. LLC
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)(e)	8.00%	05/25/2029			101	101,683
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	05/25/2028			1,342	1,340,354
Corialis Group Ltd. (United Kingdom), Term Loan B (1 mo. GBP LIBOR + 4.55%)	4.55%	05/24/2028	GBP		193	256,960
Covia Holdings Corp., Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	07/31/2026			1,172	1,169,940
Form Technologies LLC
Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	07/19/2025			2,283	2,279,559
Term Loan (1 mo. USD LIBOR + 9.25%)(e)	10.25%	10/22/2025			1,147	1,163,969
Kissner Group, Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	03/01/2027			3,235	3,200,860
						9,513,325
Oil & Gas–3.28%
Brazos Delaware II LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	4.09%	05/21/2025			3,302	3,230,124
Glass Mountain Pipeline Holdings LLC, Term Loan (3 mo. USD LIBOR + 4.50%)	5.50%	10/28/2027			851	294,866
Gulf Finance LLC, Term Loan B(g)	–	08/25/2026			872	835,166
HGIM Corp., Term Loan (3 mo. USD LIBOR + 6.00%)(e)	7.00%	07/02/2023			1,613	1,289,981
McDermott International Ltd.
LOC(d)	0.00%	06/30/2024			3,645	2,906,491
LOC (3 mo. USD LIBOR + 4.00%)(e)	4.09%	06/30/2024			1,620	1,336,186
PIK Term Loan, 3.00% PIK Rate, 1.00% Cash Rate (1 mo. USD LIBOR + 1.00%)(h)	3.00%	06/30/2025			825	369,149
Term Loan (1 mo. USD LIBOR + 3.00%)(e)	3.09%	06/30/2024			159	87,705
Paragon Offshore Finance Co. (Cayman Islands), Term Loan(e)(g)	–	07/18/2022			8	0
Petroleum GEO-Services ASA, Term Loan (1 mo. USD LIBOR + 7.50%)	7.64%	03/19/2024			7,059	6,397,023
QuarterNorth Energy Holding, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 8.00%) (Acquired 08/03/2021; Cost $4,266,607)(f)	9.00%	08/27/2026			4,350	4,377,143
Southcross Energy Partners L.P., Revolver Loan(d)(e)	0.00%	01/31/2025			70	68,770
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Oil & Gas–(continued)
TransMontaigne Partners LLC, Term Loan(g)	–	10/30/2028		$ 2,193	$ 2,183,201
					23,375,805
Publishing–2.44%
Adtalem Global Education, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	02/12/2028			1,842	1,841,864
Cengage Learning, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.75%	06/29/2026			4,760	4,751,067
Clear Channel Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	3.63%	08/21/2026			5,690	5,576,850
McGraw-Hill Education, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	07/30/2028			5,262	5,208,435
						17,378,216
Radio & Television–0.85%
Diamond Sports Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.25%) (Acquired 06/23/2021-10/14/2021; Cost $1,164,624)(f)	3.35%	08/24/2026			2,027	864,685
E.W. Scripps Co. (The), Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	12/15/2027			1,831	1,830,435
Gray Television, Inc.
Term Loan C (3 mo. USD LIBOR + 2.50%)	2.59%	01/02/2026			22	21,821
Term Loan D(g)	–	10/27/2028			209	208,068
Nexstar Broadcasting, Inc., Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	2.59%	09/18/2026			862	857,229
Sinclair Television Group, Inc.
Term Loan B-2-B (1 mo. USD LIBOR + 2.50%)	2.60%	09/30/2026			557	544,970
Term Loan B-3 (1 mo. USD LIBOR + 3.00%)	3.10%	03/25/2028			1,434	1,408,330
Univision Communications, Inc., Term Loan B(g)	–	05/05/2028			358	357,219
						6,092,757
Retailers (except Food & Drug)–2.57%
Bass Pro Group LLC, Term Loan B-2 (g)	–	03/06/2028			590	590,608
Claire’s Stores, Inc., Term Loan (1 mo. USD LIBOR + 6.50%)	6.59%	12/18/2026			298	296,373
CNT Holdings I Corp. (1-800 Contacts)
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	10/16/2027			1,306	1,305,831
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	10/16/2028			665	670,369
Kirk Beauty One GmbH (Germany)
Term Loan B-1 (3 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR		358	398,480
Term Loan B-2 (3 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR		206	229,473
Term Loan B-3 (3 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR		296	329,237
Term Loan B-4 (3 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR		632	703,787
Term Loan B-5 (3 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR		140	156,593
Petco Animal Supplies, Inc., First Lien Term loan (1 mo. USD LIBOR + 3.25%)	4.00%	02/25/2028			2,377	2,367,485
PetSmart, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	02/11/2028			7,758	7,736,035
Rent-A-Center, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	02/17/2028			1,627	1,615,460
Savers, Inc., Term Loan B (1 mo. USD LIBOR + 5.75%)	6.50%	04/21/2028			1,926	1,915,176
						18,314,907
Surface Transport–3.08%
American Trailer World Corp., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	03/03/2028			3,501	3,472,185
ASP LS Acquisition Corp., Incremental Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	05/15/2028			591	593,108
Carriage Purchaser, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.00%	09/30/2028			1,027	1,029,476
Daseke Cos., Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	03/09/2028			472	471,710
First Student Bidco, Inc.
Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	07/13/2028			3,255	3,228,272
Term Loan C (1 mo. USD LIBOR + 3.00%)	3.50%	07/21/2028			1,201	1,191,644
Hertz Corp. (The)
Revolver Loan(d)	0.00%	06/30/2022			725	724,788
Term Loan B (1 mo. USD LIBOR + 3.25%)	3.75%	06/30/2028			2,170	2,168,870
Term Loan C (1 mo. USD LIBOR + 3.25%)	3.75%	06/14/2028			410	409,773
Hurtigruten (Norway), Term Loan B (3 mo. EURIBOR + 3.50%)	4.00%	02/24/2025	EUR		3,127	3,329,208
Hurtigruten (Explorer II AS) (Norway), Term Loan C(g)	–	06/16/2023	EUR		1,000	1,136,550
Odyssey Logistics & Technology Corp., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	10/12/2024			1,104	1,093,100
PODS LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	04/01/2028			2,186	2,175,219
Zeus Bidco Ltd. (United Kingdom), Term Loan B (1 mo. GBP LIBOR + 7.25%)(e)	7.31%	03/29/2024	GBP		795	967,638
						21,991,541
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Telecommunications–6.64%
Avaya, Inc.
First Lien Term Loan(g)	–	12/15/2027		$ 363	$ 362,936
Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	4.09%	12/15/2027		455	454,097
Cablevision Lightpath LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	11/30/2027		585	583,463
CCI Buyer, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	12/13/2027		2,615	2,613,057
Cincinnati Bell, Inc., Term Loan B-2(g)	–	11/17/2028		35	35,088
Colorado Buyer, Inc.
First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	05/01/2024		2,269	2,264,300
Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	05/01/2024		6	6,424
Crown Subsea Communications Holding, Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)	5.75%	04/20/2027		1,379	1,389,436
Eagle Broadband Investments LLC (Mega Broadband), Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	11/12/2027		2	1,595
Frontier Communications Corp., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	05/01/2028		2,885	2,886,010
Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	4.50%	12/12/2026		2,331	2,327,804
Intelsat Jackson Holdings S.A. (Luxembourg)
DIP Term Loan (3 mo. USD LIBOR + 4.50%)(i)	5.75%	10/13/2022		1,546	1,552,783
DIP Term Loan(d)(i)	0.00%	10/13/2022		309	310,557
Term Loan B-3 (1 mo. USD LIBOR + 5.75%)(i)	5.75%	11/27/2023		10,083	10,131,475
Term Loan B-4 (3 mo. USD LIBOR + 6.50%)(i)	8.75%	01/02/2024		1,132	1,137,242
Term Loan B-5 (3 mo. USD LIBOR + 8.63%)(i)	8.63%	01/02/2024		1,918	1,928,958
Iridium Satellite LLC, Term Loan B(g)	–	11/04/2026		159	158,985
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.84%	03/01/2027		61	59,197
MLN US HoldCo LLC
First Lien Term Loan B (3 mo. USD LIBOR + 4.50%)	4.59%	11/30/2025		3,400	3,269,561
Second Lien Term Loan B (3 mo. USD LIBOR + 8.75%)	8.84%	11/30/2026		1,993	1,811,455
Radiate Holdco LLC, Term Loan B(g)	–	09/25/2026		4,411	4,380,065
Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.90%	12/07/2026		4,055	3,716,454
U.S. TelePacific Corp., Term Loan (3 mo. USD LIBOR + 5.50%)	6.50%	05/02/2023		3,023	2,288,820
Windstream Services LLC, Term Loan B (1 mo. USD LIBOR + 6.25%)	7.25%	09/21/2027		3,691	3,709,378
					47,379,140
Utilities–3.55%
APLP Holdings Ltd. Partnership (Canada), Term Loan B (1 mo. USD LIBOR + 3.75%)	4.75%	04/01/2027		1,145	1,156,306
Centuri Group, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	3.00%	08/18/2028		1,114	1,108,304
Eastern Power LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/02/2025		3,756	3,187,353
ExGen Renewables IV LLC, Term Loan (3 mo. USD LIBOR + 2.50%)	3.50%	12/15/2027		159	159,027
Generation Bridge LLC
Term Loan B(e)(g)	–	09/01/2028		1,318	1,324,892
Term Loan C(e)(g)	–	09/01/2028		27	27,602
Granite Acquisition, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	03/17/2028		475	473,072
Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/31/2026		3,992	3,919,411
Heritage Power LLC, Term Loan (1 mo. USD LIBOR + 6.00%)	7.00%	07/30/2026		2,631	2,209,610
Lightstone Holdco LLC
Term Loan B (3 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024		3,550	3,099,340
Term Loan C (3 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024		200	174,808
Nautilus Power LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	05/16/2024		2,114	1,816,104
Osmose Utilities Services, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	06/17/2028		1,811	1,798,291
Pike Corp., Incremental Term Loan B (1 mo. USD LIBOR + 3.00%)	3.10%	01/15/2028		909	904,009
Project Boost Purchaser, LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.00%	06/01/2026		561	559,207
Revere Power LLC
Term Loan B (3 mo. USD LIBOR + 4.25%)	4.34%	03/27/2026		1,144	1,068,272
Term Loan C (3 mo. USD LIBOR + 4.25%)	4.34%	03/27/2026		125	116,312
Urbaser (Spain), Term Loan B(g)	–	09/28/2028	EUR	1,175	1,332,074
USIC Holding, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 6.50%)	7.25%	05/07/2029		301	304,946
Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	05/31/2028		562	560,463
					25,299,403
Total Variable Rate Senior Loan Interests (Cost $1,018,969,639)					1,006,736,480
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Shares	Value
Common Stocks & Other Equity Interests–7.67%(k)
Aerospace & Defense–0.89%
IAP Worldwide Services, Inc. (Acquired 07/18/2014-02/08/2019; Cost $593,748)(e)(f)	320	$ 6,364,721
Automotive–0.00%
ThermaSys Corp.(e)	881,784	26,454
Building & Development–0.00%
Lake at Las Vegas Joint Venture LLC, Class A(e)	780	0
Lake at Las Vegas Joint Venture LLC, Class B(e)	9	0
		0
Business Equipment & Services–0.56%
Checkout Holding Corp. (Acquired 02/15/2019; Cost $2,582,374)(f)	7,731	23,773
My Alarm Center LLC, Class A (Acquired 03/09/2021-03/19/2021; Cost $3,755,161)(e)(f)	28,440	3,938,894
		3,962,667
Containers & Glass Products–0.01%
Libbey Glass, Inc. (Acquired 11/13/2020-10/20/2021; Cost $51,487)(e)(f)	12,775	99,805
Drugs–0.05%
Envigo RMS Holding Corp., Class B(e)	14,480	349,837
Financial Intermediaries–0.00%
RJO Holdings Corp.(e)	1,481	1,482
RJO Holdings Corp., Class A(e)	1,142	1,142
RJO Holdings Corp., Class B(e)	1,667	17
		2,641
Industrial Equipment–0.12%
North American Lifting Holdings, Inc.	44,777	837,688
Leisure Goods, Activities & Movies–1.27%
Crown Finance US, Inc.	240,479	118,015
USF S&H Holdco LLC(e)(l)	9,844	8,911,015
		9,029,030
Lodging & Casinos–0.74%
Bally’s Corp.(m)	120,357	4,614,487
Caesars Entertainment, Inc.(m)	7,110	640,398
		5,254,885
Oil & Gas–2.78%
Aquadrill LLC(e)	80,251	2,889,036
HGIM Corp.	10,815	43,260
HGIM Corp., Wts., expiring 07/02/2043	6,859	27,436
McDermott International Ltd.(m)	352,986	197,672
McDermott International Ltd.(e)	1,066,050	567,138
NexTier Oilfield Solutions, Inc.(m)	42,011	151,240
Noble Corp.(m)	1,375	32,120
Paragon Offshore Finance Co., Class B(e)	1,154	9,013
PGS ASA(m)	159,294	58,053
QuarterNorth Energy, Inc. (Acquired 06/02/2021-08/27/2021; Cost $5,330,221)(f)	82,322	8,643,810
QuarterNorth Energy, Inc., Wts. (Acquired 08/27/2021; Cost $3,034,196)(f)	46,114	4,841,970
QuarterNorth Energy, Inc., Wts. (Acquired 08/27/2021; Cost $260,808)(f)	43,468	260,808
QuarterNorth Energy, Inc., Wts., expiring 08/27/2028 (Acquired 08/27/2021; Cost $203,130)(f)	22,570	228,521
Samson Investment Co., Class A(e)	132,022	792,132
Southcross Energy Partners L.P.(e)	64,960	4,222
Transocean Ltd.(m)	208,610	630,002
Tribune Resources, Inc.(e)	337,847	422,309
Tribune Resources, Inc., Wts., expiring 04/03/2023(e)	87,471	2,187
		19,800,929
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

			Shares	Value
Publishing–0.14%
Clear Channel Outdoor Holdings, Inc.(m)			332,172	$ 1,019,768
MC Communications LLC(e)			333,084	0
				1,019,768
Radio & Television–0.46%
iHeartMedia, Inc., Class A(m)			166,688	3,268,752
iHeartMedia, Inc., Class B(e)			42	787
				3,269,539
Retailers (except Food & Drug)–0.04%
Claire’s Stores, Inc.			390	127,725
Toys ’R’ Us-Delaware, Inc.(e)			14	36,297
Vivarte S.A.S.(e)			233,415	147,050
				311,072
Surface Transport–0.08%
Commercial Barge Line Co. (Acquired 02/15/2018-02/06/2020; Cost $670,459)(f)			8,057	223,582
Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030 (Acquired 02/15/2018-11/12/2021; Cost $0)(f)			189,090	60,075
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 02/05/2020-07/30/2021; Cost $0)(f)			166,254	70,427
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $704,842)(f)			8,470	235,043
				589,127
Utilities–0.53%
Vistra Corp.			164,114	3,262,587
Vistra Operations Co. LLC, Rts., expiring 12/31/2046			383,614	526,510
				3,789,097
Total Common Stocks & Other Equity Interests (Cost $63,026,000)				54,707,260
	Interest Rate	Maturity Date	Principal Amount (000)(a)
U.S. Dollar Denominated Bonds & Notes–4.92%
Air Transport–0.18%
Mesa Airlines, Inc., Class B(e)	5.75%	07/15/2025	$ 1,121	1,254,283
Building & Development–0.64%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (n)	4.50%	04/01/2027	1,472	1,400,932
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(n)	5.75%	05/15/2026	3,087	3,180,073
				4,581,005
Business Equipment & Services–0.17%
Karman Buyer Corp.(n)	6.50%	11/15/2028	1,213	1,243,016
Cable & Satellite Television–0.62%
Altice Financing S.A. (Luxembourg) (n)	5.00%	01/15/2028	1,734	1,625,348
Altice France S.A. (France)(n)	5.50%	01/15/2028	594	589,070
Altice France S.A. (France)(n)	5.50%	10/15/2029	554	535,690
CSC Holdings LLC(n)	5.75%	01/15/2030	309	303,095
Virgin Media Secured Finance PLC (United Kingdom)(n)	4.50%	08/15/2030	1,422	1,392,671
				4,445,874
Chemicals & Plastics–0.06%
Herens Holdco S.a.r.l. (Luxembourg)(n)	4.75%	05/15/2028	472	459,702
Containers & Glass Products–0.03%
LABL, Inc.(n)	5.88%	11/01/2028	242	239,580
Electronics & Electrical–0.33%
CommScope, Inc. (n)	4.75%	09/01/2029	543	526,246
Diebold Nixdorf, Inc.(n)	9.38%	07/15/2025	1,715	1,823,908
				2,350,154
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Food Products–0.18%
Teasdale Foods, Inc.(e)	16.25%	06/18/2026		$ 1,443	$ 1,293,072
Food Service–0.10%
eG Global Finance PLC (United Kingdom)(n)	6.75%	02/07/2025		671	677,411
Health Care–0.07%
Global Medical Response, Inc.(n)	6.50%	10/01/2025		495	496,067
Industrial Equipment–0.79%
F-Brasile S.p.A./F-Brasile US LLC, Series XR (Italy) (n)	7.38%	08/15/2026		5,122	5,030,880
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany)(n)	7.63%	07/15/2028		574	600,355
					5,631,235
Insurance–0.09%
Acrisure LLC/Acrisure Finance, Inc.(n)	4.25%	02/15/2029		658	614,368
Leisure Goods, Activities & Movies–0.51%
AMC Entertainment Holdings, Inc.(n)	10.50%	04/15/2025		3,465	3,646,912
Publishing–0.45%
McGraw-Hill Education, Inc.(n)	5.75%	08/01/2028		3,329	3,218,394
Radio & Television–0.14%
Diamond Sports Group LLC/Diamond Sports Finance Co. (Acquired 10/14/2020-01/28/2021; Cost $1,059,715)(f)(n)	5.38%	08/15/2026		1,460	649,605
iHeartCommunications, Inc.(n)	4.75%	01/15/2028		322	320,219
					969,824
Telecommunications–0.44%
Avaya, Inc. (n)	6.13%	09/15/2028		1,390	1,441,208
Windstream Escrow LLC/Windstream Escrow Finance Corp.(n)	7.75%	08/15/2028		1,635	1,706,122
					3,147,330
Utilities–0.12%
Calpine Corp.(n)	4.50%	02/15/2028		869	865,481
Total U.S. Dollar Denominated Bonds & Notes (Cost $32,728,182)					35,133,708
Non-U.S. Dollar Denominated Bonds & Notes–3.44%(o)
Automotive–0.06%
Leather 2 S.p.A. (Italy) (3 mo. EURIBOR + 4.50%)(n)(p)	3.96%	09/30/2028	EUR	362	409,032
Building & Development–0.15%
APCOA Parking Holdings GmbH (Germany) (3 mo. EURIBOR + 5.00%)(n)(p)	5.00%	01/15/2027	EUR	450	509,090
Haya Real Estate S.A. (Spain) (3 mo. EURIBOR + 5.13%)(n)(p)	5.13%	11/15/2022	EUR	230	218,717
Haya Real Estate S.A. (Spain)(n)	5.25%	11/15/2022	EUR	321	304,161
					1,031,968
Business Equipment & Services–0.29%
Bach Bidco S.p.A. (Italy) (3 mo. EURIBOR + 4.25%)(n)(p)	3.70%	10/15/2028	EUR	557	638,190
Paganini Bidco S.p.A. (Italy) (3 mo. EURIBOR + 4.25%)(n)(p)	4.25%	10/30/2028	EUR	1,286	1,460,348
					2,098,538
Cable & Satellite Television–0.25%
Altice Financing S.A. (Luxembourg)(n)	3.00%	01/15/2028	EUR	423	448,142
Altice Finco S.A. (Luxembourg)(n)	4.75%	01/15/2028	EUR	1,292	1,360,044
					1,808,186
Chemicals & Plastics–0.13%
Herens Midco S.a.r.l. (Luxembourg)(n)	5.25%	05/15/2029	EUR	887	939,932
Financial Intermediaries–1.38%
AnaCap Financial Europe S.A. SICAV-RAIF (Italy) (3 mo. EURIBOR + 5.00%)(n)(p)	5.00%	08/01/2024	EUR	2,617	2,905,223
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(n)(p)	6.25%	05/01/2026	EUR	1,168	1,336,054
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Financial Intermediaries–(continued)
Garfunkelux Holdco 3 S.A. (Luxembourg)(n)	6.75%	11/01/2025	EUR	1,523	$ 1,785,852
Newday Bondco PLC (United Kingdom)(n)	7.38%	02/01/2024	GBP	765	1,027,586
Sherwood Financing PLC (United Kingdom)(n)	4.50%	11/15/2026	EUR	371	417,777
Sherwood Financing PLC (United Kingdom)(n)	6.00%	11/15/2026	GBP	375	496,063
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(n)(p)	4.63%	11/15/2027	EUR	1,652	1,872,879
					9,841,434
Home Furnishings–0.42%
Ideal Standard International S.A. (Belgium)(n)	6.38%	07/30/2026	EUR	529	567,033
Very Group Funding PLC (The) (United Kingdom)(n)	6.50%	08/01/2026	GBP	1,844	2,443,292
					3,010,325
Leisure Goods, Activities & Movies–0.13%
Deuce Finco PLC (United Kingdom) (3 mo. EURIBOR + 4.75%)(n)(p)	4.75%	06/15/2027	EUR	372	419,443
Deuce Finco PLC (United Kingdom)(n)	5.50%	06/15/2027	GBP	372	490,589
					910,032
Lodging & Casinos–0.32%
TVL Finance PLC (United Kingdom) (3 mo. GBP LIBOR + 5.38%)(n)(p)	5.51%	07/15/2025	GBP	1,801	2,280,747
Retailers (except Food & Drug)–0.31%
Douglas GmbH (Germany)(n)	6.00%	04/08/2026	EUR	1,377	1,521,639
Kirk Beauty One GmbH (Germany)(n)	8.25%	10/01/2026	EUR	659	708,658
					2,230,297
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $25,506,157)					24,560,491
			Shares
Preferred Stocks–0.70%(k)
Automotive–0.00%
ThermaSys Corp., Series A, Pfd.(e)				187,840	5,635
Containers & Glass Products–0.06%
Libbey Glass, Inc., Pfd. (Acquired 11/13/2020; Cost $302,244)(e)(f)				3,709	439,458
Financial Intermediaries–0.00%
RJO Holdings Corp., Series A-2, Pfd.(e)				324	1,622
Oil & Gas–0.12%
McDermott International Ltd., Pfd.(e)				914,686	594,546
Southcross Energy Partners L.P., Series A, Pfd.(e)				258,709	140,996
Southcross Energy Partners L.P., Series B, Pfd.(e)				68,280	141,682
					877,224
Surface Transport–0.52%
Commercial Barge Line Co., Series A, Pfd. (Acquired 02/15/2018-02/06/2020; Cost $1,496,920)(f)				29,979	794,444
Commercial Barge Line Co., Series A, Pfd., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $1,573,543)(f)				31,515	835,148
Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $918,945)(f)				39,456	1,203,408
Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $645,351)(f)				27,709	845,124
					3,678,124
Total Preferred Stocks (Cost $5,392,087)					5,002,063
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Shares	Value

Money Market Funds–0.17%
Invesco Liquid Assets Portfolio,Institutional Class, 0.01% (Cost $1,194,570)(l)(q)	1,194,212	$ 1,194,570
TOTAL INVESTMENTS IN SECURITIES(r)–157.99% (Cost $1,146,816,635)			1,127,334,572
BORROWINGS–(35.88)%			(256,000,000)
VARIABLE RATE TERM PREFERRED SHARES–(13.97)%			(99,709,388)
OTHER ASSETS LESS LIABILITIES–(8.14)%			(58,089,741)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%			$713,535,443
Investment Abbreviations:
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
Rts.	– Rights
USD	– U.S. Dollar
Wts.	– Warrants
Notes to Consolidated Schedule of Investments:
(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(c)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Trust’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(d)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Restricted security. The aggregate value of these securities at November 30, 2021 was $67,851,587, which represented 9.51% of the Trust’s Net Assets.
(g)	This variable rate interest will settle after November 30, 2021, at which time the interest rate will be determined.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)	The borrower has filed for protection in federal bankruptcy court.
(j)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2021 was $15,454,493, which represented 2.17% of the Trust’s Net Assets.
(k)	Securities acquired through the restructuring of senior loans.
(l)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Trust has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2021.

	Value February 28, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$18,573,805	$90,019,211	$(108,593,016)	$-	$-	$-	$2,491
Invesco Liquid Assets Portfolio, Institutional Class	13,236,148	64,070,436	(76,112,696)	58	624	1,194,570	751
Invesco Treasury Portfolio, Institutional Class	21,227,206	102,879,098	(124,106,304)	-	-	-	1,019
Investments in Other Affiliates:
USF S&H Holdco LLC	5,801,880	-	-	3,109,135	-	8,911,015	-
Total	$58,839,039	$256,968,745	$(308,812,016)	$3,109,193	$624	$10,105,585	$4,261

(m)	Non-income producing security.
(n)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $57,146,844, which represented 8.01% of the Trust’s Net Assets.
(o)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(p)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2021.
(q)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(r)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
12/15/2021	Barclays Bank PLC	EUR	1,000,000	USD	1,158,809	$24,205
01/14/2022	Barclays Bank PLC	CHF	484,523	USD	530,672	1,940
01/14/2022	Barclays Bank PLC	GBP	6,936,459	USD	9,399,009	165,964
12/15/2021	BNP Paribas S.A.	EUR	24,893,292	USD	28,813,314	569,273
01/14/2022	BNP Paribas S.A.	EUR	6,000,000	USD	6,964,532	148,416
01/14/2022	Canadian Imperial Bank of Commerce	EUR	23,337,599	USD	27,069,748	557,783
12/15/2021	Citibank N.A.	EUR	188,858	USD	218,616	4,337
12/15/2021	Goldman Sachs International	GBP	5,412,992	USD	7,371,683	171,216
12/15/2021	Morgan Stanley Bank, N.A.	EUR	24,546,591	USD	28,431,340	580,668
12/15/2021	Morgan Stanley Bank, N.A.	GBP	5,413,974	USD	7,369,947	168,174
01/14/2022	Morgan Stanley Bank, N.A.	EUR	3,303,571	USD	3,826,629	73,708
01/14/2022	Morgan Stanley Bank, N.A.	GBP	300,000	USD	403,360	4,033
01/14/2022	Royal Bank of Canada	GBP	5,411,750	USD	7,348,220	144,699
12/15/2021	State Street Bank & Trust Co.	GBP	5,412,992	USD	7,371,677	171,210
01/14/2022	State Street Bank & Trust Co.	EUR	23,337,599	USD	27,074,345	562,381
01/14/2022	State Street Bank & Trust Co.	GBP	200,000	USD	271,333	5,115
12/15/2021	Toronto Dominion Bank	EUR	24,893,292	USD	28,826,557	582,516
01/14/2022	Toronto Dominion Bank	EUR	23,346,836	USD	27,099,980	577,522
01/14/2022	Toronto Dominion Bank	GBP	5,411,750	USD	7,347,738	144,217
Subtotal—Appreciation						4,657,377
Currency Risk
12/15/2021	Barclays Bank PLC	CHF	484,523	USD	523,517	(4,516)
12/15/2021	Barclays Bank PLC	USD	530,009	CHF	484,523	(1,976)
12/15/2021	Barclays Bank PLC	USD	7,353,983	GBP	5,416,459	(148,904)
12/15/2021	Canadian Imperial Bank of Commerce	USD	27,038,942	EUR	23,337,599	(559,998)
12/15/2021	Morgan Stanley Bank, N.A.	USD	4,062,229	EUR	3,500,000	(91,114)
12/15/2021	Royal Bank of Canada	USD	7,345,313	GBP	5,411,750	(146,499)
12/15/2021	State Street Bank & Trust Co.	USD	27,043,610	EUR	23,337,599	(564,666)
12/15/2021	Toronto Dominion Bank	USD	27,069,489	EUR	23,346,836	(580,065)
12/15/2021	Toronto Dominion Bank	USD	7,344,789	GBP	5,411,749	(145,974)
12/15/2021	UBS AG	USD	2,322,536	EUR	2,000,000	(53,327)
01/14/2022	UBS AG	EUR	2,000,000	USD	2,270,570	(1,469)
Subtotal—Depreciation						(2,298,508)
Total Forward Foreign Currency Contracts						$2,358,869

Abbreviations:
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The aggregate value of securities considered illiquid at November 30, 2021 was $305,900,424, which represented 42.87% of the Fund’s Net Assets.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$698,640,326	$308,096,154	$1,006,736,480
Common Stocks & Other Equity Interests	13,817,026	16,326,696	24,563,538	54,707,260
U.S. Dollar Denominated Bonds & Notes	—	32,586,353	2,547,355	35,133,708
Non-U.S. Dollar Denominated Bonds & Notes	—	24,560,491	—	24,560,491
Preferred Stocks	—	3,678,124	1,323,939	5,002,063
Money Market Funds	1,194,570	—	—	1,194,570
Total Investments in Securities	15,011,596	775,791,990	336,530,986	1,127,334,572
Other Investments - Assets*
Investments Matured	—	—	656,497	656,497
Forward Foreign Currency Contracts	—	4,657,377	—	4,657,377
	—	4,657,377	656,497	5,313,874
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(2,298,508)	—	(2,298,508)
Total Other Investments	—	2,358,869	656,497	3,015,366
Total Investments	$15,011,596	$778,150,859	$337,187,483	$1,130,349,938

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended November 30, 2021:
	Value 02/28/21	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*	Value 11/30/21
Variable Rate Senior Loan Interests	$182,942,239	$147,067,794	$(22,105,765)	$761,865	$71,927	$795,434	$12,127,740	$(13,565,080)	$308,096,154
Common Stocks & Other Equity Interests	13,757,913	6,777,903	(1,671,211)	—	(7,856)	4,786,363	920,426	—	24,563,538
U.S. Dollar Denominated Bonds & Notes	2,905,529	—	(249,000)	—	—	(109,174)	—	—	2,547,355
Preferred Stocks	230,863	—	—	—	(1,253)	173,984	920,345	—	1,323,939
Investments Matured	650,840	27,770	(22,113)	—	—	—	—	—	656,497
Total	$200,487,384	$153,873,467	$(24,048,089)	$761,865	$62,818	$5,646,607	$13,968,511	$(13,565,080)	$337,187,483
*Transfers into and out of level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.
The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:
	Fair Value at 11/30/21	Valuation Technique	Unobservable Inputs	Range of Unobservable	Unobservable Input Used
Keg Logistics LLC, Term Loan A	$35,060,426	Loan Origination Value	Original Cost	N/A	98.5% of par	(a)
Invesco Senior Income Trust

	Fair Value at 11/30/21	Valuation Technique	Unobservable Inputs	Range of Unobservable	Unobservable Input Used
FDH Group Acquisition, Inc., Term Loan A	17,540,535	Loan Origination Value	Original Cost	N/A	98% of par	(a)
Muth Mirror Systems, LLC, Term Loan	17,298,048	Valuation Service	N/A	N/A	N/A	(b)
Lightning Finco Ltd., Term Loan B-1	16,954,519	Loan Origination Value	Original Cost	N/A	98% of par	(a)
Teasdale Foods, Inc., Term Loan B	14,502,398	Valuation Service	N/A	N/A	N/A	(b)
Groundworks LLC, First Lien Incremental Term Loan	12,096,047	Valuation Service	N/A	N/A	N/A	(b)
(a) The Trust fair values certain investments in direct loan financings at the loan origination price.  The Adviser periodically reviews the consolidated financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.
(b)	Securities classified as Level 3 whose unadjusted values were provided by a pricing service and for which such inputs are unobservable. The valuations are based on certain methods used to determine market yields in order to establish a discount rate of return given market conditions and prevailing lending standards. Future expected cash flows are discounted back to the present value using these discount rates in the discounted cash flow analysis. The Adviser reviews the valuation reports provided by the valuation service on an on-going basis and monitors such investments for additional information or the occurrence of a market event which would warrant a re-evaluation of the security’s fair valuation.
Invesco Senior Income Trust